New Accounting Pronouncements - Narrative (Details) - USD ($)	Sep. 30, 2020	Jan. 01, 2020	Oct. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Held-to-maturity securities, at amortized cost	$ 705,838,000			$ 1,443,480,000
Available-for-sale, at amortized cost	2,210,099,000			1,458,071,000
Mortgage-backed securities available-for-sale, fair value		$ 390,669,000
Decrease in other assets	346,508,000			210,989,000
Decrease to retained earnings	2,014,133,000			2,032,995,000	$ 1,996,908,000	$ 2,005,688,000
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease to retained earnings				(21,945,000)		0
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease to retained earnings	$ 1,420,906,000			1,335,909,000	$ 1,188,971,000	1,042,890,000
Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease to retained earnings			$ (21,945,000)	$ (21,945,000)		$ (1,772,000)
Accounting Standards Update 2019-04
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Mortgage-backed securities held-to-maturity, fair value		(390,669,000)
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in other assets			29,013,000
Other liabilities			29,013,000
Accounting Standards Update 2016-02 | Retained Earnings | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease to retained earnings			$ 0
Mortgage-backed securities | Accounting Standards Update 2019-04
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Held-to-maturity securities, at amortized cost		(374,680,000)
Available-for-sale, at amortized cost		$ 374,680,000